Financial Instruments and Fair Value Measurements - Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Detail) (Cash Flow Hedging [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income	$ 0.7	$ (2.5)	$ (2.6)
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	(5.3)	(7.6)	(6.6)
Interest rate swap arrangements [Member] | Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	(1.8)	(3.4)	(4.0)
Foreign currency forward contracts [Member] | Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	(1.4)	(1.6)	(1.2)
Foreign currency forward contracts [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income	0.7	(2.5)	(2.6)
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	$ (2.1)	$ (2.6)	$ (1.4)